Trade Receivables, Net - Summary of Aging of Receivables Based on Past Due Date (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Trade receivables	$ 55,200,706	$ 1,862,372	$ 51,145,557
Cost [member]
Disclosure of financial assets [Line Items]
Trade receivables	55,265,607	1,864,562	51,199,266
Cost [member] | Not past due [member]
Disclosure of financial assets [Line Items]
Trade receivables	49,599,512	1,673,398	45,959,876
Cost [member] | Less than 1 month [member]
Disclosure of financial assets [Line Items]
Trade receivables	4,986,491	168,235	4,467,435
Cost [member] | 1 to 3 months [member]
Disclosure of financial assets [Line Items]
Trade receivables	562,200	18,968	700,122
Cost [member] | More than 91 days [member]
Disclosure of financial assets [Line Items]
Trade receivables	$ 117,404	$ 3,961	$ 71,833